PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Motor vehicles	¥3,699,101	¥3,607,582	$494,237
Office equipment and fixtures	1,405,076	1,432,377	196,235
Production equipment	31,231,574	31,530,627	4,319,678
Leasehold improvement	2,260,000	2,260,000	309,618
Total cost	38,595,751	38,830,586	5,319,768
Less: accumulated depreciation	(15,515,349)	(17,028,247)	(2,332,860)
Less: accumulated impairment	(942,462)	(942,462)	(129,117)
Property and equipment, net	¥22,137,940	¥20,859,877	$2,857,791
Construction in progress	¥219,132	¥1,144,095	$156,740